Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.8%)
Cable One, Inc. *	1,589	145
CarGurus, Inc. *	27,792	946
Cinemark Holdings, Inc.	35,307	1,007
Cogent Communications Holdings, Inc.	16,237	306
DoubleVerify Holdings, Inc. *	45,721	434
Gogo, Inc. *	26,938	108
IAC, Inc. *	22,305	893
Iridium Communications, Inc.	35,905	996
John Wiley & Sons, Inc. - Class A	13,783	525
Lumen Technologies, Inc. *	322,829	2,244
Madison Square Garden Sports Corp. *	6,150	1,977
Match Group, Inc.	80,585	2,475
QuinStreet, Inc. *	19,287	232
Scholastic Corp.	7,770	303
Shenandoah Telecommunications Co.	15,683	242
Shutterstock, Inc.	8,304	138
Sphere Entertainment Co. *	9,111	1,070
Telephone and Data Systems, Inc.	33,622	1,415
TripAdvisor, Inc. *	39,165	418
Uniti Group, Inc. *	61,321	575
Versant Media Group, Inc. *	49,736	1,841
Yelp, Inc. *	19,985	494
Ziff Davis, Inc. *	13,516	567
ZoomInfo Technologies, Inc. *	91,903	550
Total		19,901

Consumer Discretionary (13.6%)
Academy Sports & Outdoors, Inc.	22,814	1,288
Acushnet Holdings Corp.	9,438	882
Adient PLC *	26,791	541
ADT, Inc.	173,912	1,143
Advance Auto Parts, Inc.	20,536	1,083
American Eagle Outfitters, Inc.	53,937	901
Asbury Automotive Group, Inc. *	6,651	1,300
BJ’s Restaurants, Inc. *	7,184	252

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Boot Barn Holdings, Inc. *	10,385	1,520
Brinker International, Inc. *	14,900	2,127
The Buckle, Inc.	10,296	518
Caesars Entertainment, Inc. *	69,829	1,846
Callaway Golf Co. *	47,826	664
CarMax, Inc. *	48,513	2,017
Carter’s, Inc.	12,546	449
Cavco Industries, Inc. *	2,655	1,286
Century Communities, Inc.	8,652	496
Champion Homes, Inc. *	18,920	1,407
The Cheesecake Factory, Inc.	15,616	855
Covista, Inc. *	11,806	1,361
Cracker Barrel Old Country Store, Inc.	7,665	215
Dana, Inc.	38,414	1,293
Dauch Corp. *	80,739	479
Dorman Products, Inc. *	9,511	993
Dream Finders Homes, Inc. - Class A *	9,922	138
Ethan Allen Interiors, Inc.	7,937	177
Etsy, Inc. *	33,770	1,688
Fox Factory Holding Corp. *	14,393	237
Frontdoor, Inc. *	24,670	1,304
Gentherm, Inc. *	10,311	286
G-III Apparel Group, Ltd.	12,571	348
Golden Entertainment, Inc.	6,757	180
Green Brick Partners, Inc. *	10,432	672
Group 1 Automotive, Inc.	4,036	1,334
Installed Building Products, Inc.	7,749	2,055
Kohl’s Corp.	38,627	498
Kontoor Brands, Inc.	17,500	1,230
Laureate Education, Inc. *	45,875	1,598
La-Z-Boy, Inc.	14,024	451
LCI Industries	8,277	1,018
Leggett & Platt, Inc.	46,042	455
LGI Homes, Inc. *	6,850	271
Life Time Group Holdings, Inc. *	52,046	1,402
LKQ Corp.	87,391	2,567
M/I Homes, Inc. *	8,947	1,096

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
MarineMax, Inc. *	6,502	176
Marriott Vacations Worldwide Corp.	9,473	617
Matthews International Corp.	10,596	274
Meritage Homes Corp.	22,859	1,414
Mister Car Wash, Inc. *	33,320	232
Mohawk Industries, Inc. *	17,771	1,750
Monarch Casino & Resort, Inc.	4,144	396
Monro, Inc.	10,320	165
National Vision Holdings, Inc. *	27,139	703
Newell Brands, Inc.	143,212	491
OneSpaWorld Holdings, Ltd.	34,865	800
Oxford Industries, Inc.	4,835	186
Papa John’s International, Inc.	11,218	364
Patrick Industries, Inc.	11,387	1,265
Penn Entertainment, Inc. *	43,569	655
Perdoceo Education Corp.	20,678	769
PHINIA, Inc.	12,965	887
Pursuit Attractions and Hospitality, Inc. *	7,387	271
Red Rock Resorts, Inc. - Class A	16,607	886
Sabre Corp. *	136,309	198
Sally Beauty Holdings, Inc. *	33,196	460
Shake Shack, Inc. - Class A *	13,771	1,218
Signet Jewelers, Ltd.	13,920	1,178
Six Flags Entertainment Corp. *	34,714	616
Sonic Automotive, Inc. - Class A	5,072	348
Sonos, Inc. *	41,291	553
Standard Motor Products, Inc.	7,193	250
Steven Madden, Ltd.	24,862	843
Strategic Education, Inc.	7,949	659
Stride, Inc. *	14,377	1,268
TRI Pointe Homes, Inc. *	28,902	1,351
Under Armour, Inc. - Class A *	64,435	381
Under Armour, Inc. - Class C *	41,100	238
United Parks & Resorts, Inc. *	9,268	303

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Upbound Group, Inc.	17,630	318
Urban Outfitters, Inc. *	18,409	1,166
Victoria’s Secret & Co. *	27,464	1,273
The Wendy’s Co.	54,085	376
Winmark Corp.	1,009	431
Winnebago Industries, Inc.	9,594	297
Wolverine World Wide, Inc.	28,049	458
Worthington Enterprises, Inc.	10,642	555
XPEL, Inc. *	8,611	381
Total		71,341

Consumer Staples (2.8%)
The Andersons, Inc.	11,496	825
Cal-Maine Foods, Inc.	15,325	1,213
Central Garden & Pet Co. *	2,791	103
Central Garden & Pet Co. - Class A *	17,434	565
The Chefs’ Warehouse, Inc. *	12,388	737
Edgewell Personal Care Co.	15,995	341
Energizer Holdings, Inc.	20,761	341
Fresh Del Monte Produce, Inc.	11,273	454
Freshpet, Inc. *	16,697	985
Grocery Outlet Holding Corp. *	34,064	240
Interparfums, Inc.	6,252	568
J & J Snack Foods Corp.	5,202	412
John B. Sanfilippo & Son, Inc.	3,088	245
Lamb Weston Holdings, Inc.	47,515	2,008
National Beverage Corp. *	7,858	264
PriceSmart, Inc.	8,637	1,300
Reynolds Consumer Products, Inc.	18,712	396
The Simply Good Foods Co. *	29,133	418
Tootsie Roll Industries, Inc.	6,965	298
United Natural Foods, Inc. *	20,847	939
Universal Corp.	8,528	449
The Vita Coco Co., Inc. *	14,970	717
Vital Farms, Inc. *	12,858	182
WD-40 Co.	4,614	941
Total		14,941

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Energy (6.3%)
Archrock, Inc.	60,003	2,088
Atlas Energy Solutions, Inc.	26,411	346
Bristow Group, Inc.	8,608	404
Cactus, Inc. - Class A	23,555	1,116
California Resources Corp.	26,814	1,856
Comstock Resources, Inc. *	27,072	571
Core Laboratories, Inc.	16,066	270
Core Natural Resources, Inc.	17,530	1,836
Crescent Energy Co.	83,135	1,122
CVR Energy, Inc. *	10,380	349
Dorian LPG, Ltd.	12,581	430
Helix Energy Solutions Group, Inc. *	46,498	460
Helmerich & Payne, Inc.	34,166	1,231
Innovex International, Inc. *	13,283	324
International Seaways, Inc.	13,859	1,010
Kinetik Holdings, Inc.	15,553	753
Kodiak Gas Services, Inc.	28,438	1,658
Liberty Energy, Inc.	55,444	1,597
Magnolia Oil & Gas Corp. - Class A	61,688	1,947
Noble Corp. PLC	43,029	2,111
Northern Oil and Gas, Inc.	35,676	1,043
Oceaneering International, Inc. *	33,973	1,205
Par Pacific Holdings, Inc. *	17,207	1,078
Patterson-UTI Energy, Inc.	118,184	1,280
Peabody Energy Corp.	41,605	1,371
REX American Resources Corp. *	9,695	442
RPC, Inc.	30,343	215
SM Energy Co.	77,310	2,411
Talos Energy, Inc. *	43,039	678
Tidewater, Inc. *	15,771	1,318
World Kinect Corp.	19,126	441
Total		32,961

Financials (17.7%)
Acadian Asset Management, Inc.	9,002	490
Adamas Trust, Inc.	28,907	213
Ameris Bancorp	21,891	1,707
AMERISAFE, Inc.	6,461	215
Apollo Commercial Real Estate Finance, Inc.	44,670	472
Arbor Realty Trust, Inc.	66,958	516
ARMOUR Residential REIT, Inc.	38,271	638

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Artisan Partners Asset Management, Inc. - Class A	24,119	878
Assured Guaranty, Ltd.	14,825	1,208
Atlantic Union Bankshares Co.	48,497	1,733
Axos Financial, Inc. *	19,320	1,644
Banc of California, Inc.	45,931	808
BancFirst Corp.	7,091	769
The Bancorp, Inc. *	14,491	779
Bank of Hawaii Corp.	13,613	1,011
BankUnited, Inc.	25,263	1,141
Banner Corp.	11,672	708
Beacon Financial Corp.	28,672	860
BGC Group, Inc. - Class A	124,023	1,213
Blackstone Mortgage Trust, Inc.	54,283	1,040
Capitol Federal Financial, Inc.	40,901	292
Cathay General Bancorp	23,001	1,147
Central Pacific Financial Corp.	9,034	289
City Holding Co.	4,933	590
Cohen & Steers, Inc.	9,424	590
Community Financial System, Inc.	18,030	1,057
Customers Bancorp, Inc. *	10,880	755
CVB Financial Corp.	43,602	845
Dime Community Bancshares, Inc.	13,900	470
Donnelley Financial Solutions, Inc. *	9,079	428
Eagle Bancorp, Inc.	9,511	237
Ellington Financial, Inc.	42,652	505
Employers Holdings, Inc.	7,784	320
Enact Holdings, Inc.	9,874	403
Encore Capital Group, Inc. *	7,632	535
Enova International, Inc. *	8,457	1,149
EVERTEC, Inc.	21,880	617
EZCORP, Inc. - Class A *	19,981	507
FB Financial Corp.	13,814	718
First Bancorp	67,440	1,937
First Commonwealth Financial Corp.	35,076	617
First Financial Bancorp	35,408	987
First Hawaiian, Inc.	41,995	1,035
First Interstate BancSystem, Inc.	30,111	1,006
Franklin BSP Realty Trust, Inc.	27,790	236
Fulton Financial Corp.	65,458	1,331

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Genworth Financial, Inc. *	136,643	1,110
Goosehead Insurance, Inc. - Class A *	8,465	361
HA Sustainable Infrastructure Capital, Inc.	43,614	1,603
Hanmi Financial Corp.	10,084	266
HCI Group, Inc.	3,675	568
Heritage Financial Corp.	14,079	366
Hilltop Holdings, Inc.	14,269	511
Hope Bancorp, Inc.	43,790	489
Horace Mann Educators Corp.	13,926	594
Independent Bank Corp.	16,961	1,276
Jackson Financial, Inc.	24,168	2,555
Kemper Corp.	20,091	614
Lakeland Financial Corp.	8,630	495
Lincoln National Corp.	57,837	2,053
MarketAxess Holdings, Inc.	12,718	2,098
Merchants Bancorp	10,049	431
Mercury General Corp.	9,097	802
Moelis & Co. - Class A	25,320	1,443
National Bank Holding Corp.	15,418	604
Navient Corp.	22,359	183
NBT Bancorp, Inc.	17,897	762
NCR Atleos Corp. *	25,284	1,102
NMI Holdings, Inc. *	26,015	976
Northwest Bancshares, Inc.	49,905	633
OFG Bancorp	14,801	599
Palomar Holdings, Inc. *	9,066	1,083
Park National Corp.	5,503	900
Pathward Financial, Inc.	7,447	665
Payoneer Global, Inc. *	98,766	477
PennyMac Mortgage Investment Trust	29,618	345
Piper Sandler Cos.	23,052	1,765
PJT Partners, Inc. - Class A	8,317	1,162
PRA Group, Inc. *	13,449	235
Preferred Bank	3,855	350
ProAssurance Corp. *	17,700	438
PROG Holdings, Inc.	13,616	391
Provident Financial Services, Inc.	44,690	946
Radian Group, Inc.	46,356	1,533
Redwood Trust, Inc.	42,560	239
Renasant Corp.	32,374	1,170
Rithm Capital Corp.	190,205	1,803
S&T Bancorp, Inc.	12,802	536

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Safety Insurance Group, Inc.	5,122	372
Seacoast Banking Corp. of Florida	33,128	1,003
ServisFirst Bancshares, Inc.	17,194	1,252
Sezzle, Inc. *	5,820	368
Simmons First National Corp.	49,546	964
SiriusPoint, Ltd. *	35,574	766
Southside Bancshares, Inc.	9,565	297
Stellar Bancorp, Inc.	15,630	572
StepStone Group, Inc. - Class A	25,143	1,200
Stewart Information Services Corp.	10,343	637
StoneX Group, Inc. *	23,964	1,933
Tompkins Financial Corp.	4,302	339
Triumph Financial, Inc. *	7,734	461
Trupanion, Inc. *	11,492	294
TrustCo Bank Corp.	6,171	270
Trustmark Corp.	20,063	845
Two Harbors Investment Corp.	35,693	408
United Community Banks, Inc.	41,071	1,293
United Fire Group, Inc.	7,508	278
Victory Capital Holdings, Inc.	16,242	1,064
Virtu Financial, Inc. - Class A	27,308	1,201
Virtus Investment Partners, Inc.	2,162	290
WaFd, Inc.	25,961	815
Walker & Dunlop, Inc.	11,656	517
Westamerica Bancorporation	8,427	440
WisdomTree, Inc.	39,312	572
World Acceptance Corp. *	996	135
WSFS Financial Corp.	18,276	1,196
Total		92,960

Health Care (11.1%)
Acadia Healthcare Co., Inc. *	31,562	738
Acadia Pharmaceuticals, Inc. *	42,833	953
AdaptHealth Corp. *	36,726	437
Addus HomeCare Corp. *	6,239	584
ADMA Biologics, Inc. *	81,426	734
Alkermes PLC *	56,497	1,998
AMN Healthcare Services, Inc. *	13,191	242

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Amneal Pharmaceuticals, Inc. *	57,709	717
Amphastar Pharmaceuticals, Inc. *	12,055	236
ANI Pharmaceuticals, Inc. *	6,151	473
Apellis Pharmaceuticals, Inc. *	35,064	1,411
Arcus Biosciences, Inc. *	29,004	627
Artivion, Inc. *	14,417	528
Astrana Health, Inc. *	14,701	360
Avanos Medical, Inc. *	15,978	224
Azenta, Inc. *	13,935	294
BioLife Solutions, Inc. *	13,318	254
BrightSpring Health Services *	45,190	1,926
Catalyst Pharmaceuticals, Inc. *	39,361	975
Certara, Inc. *	41,175	235
Collegium Pharmaceutical, Inc. *	10,807	357
Concentra Group Holdings Parent, Inc.	40,782	875
CONMED Corp.	10,571	374
Corcept Therapeutics, Inc. *	32,030	1,291
CorVel Corp. *	10,672	583
Cytek Biosciences, Inc. *	37,670	165
Embecta Corp.	20,063	177
Enovis Corp. *	19,438	442
Fortrea Holdings, Inc. *	31,471	296
Glaukos Corp. *	19,651	2,116
Harmony Biosciences Holdings, Inc. *	13,597	381
HealthStream, Inc.	8,161	169
ICU Medical, Inc. *	8,448	1,091
Indivior Pharmaceuticals, Inc. *	42,717	1,302
Innoviva, Inc. *	24,304	566
Inspire Medical Systems, Inc. *	8,897	459
Integer Holdings Corp. *	11,988	1,055
Integra LifeSciences Holdings Corp. *	23,064	217
Krystal Biotech, Inc. *	8,815	2,277
LeMaitre Vascular, Inc.	7,141	780
Ligand Pharmaceuticals, Inc. *	6,718	1,341

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Merit Medical Systems, Inc. *	20,288	1,398
Molina Healthcare, Inc. *	17,619	2,349
National HealthCare Corp.	4,247	678
Neogen Corp. *	74,425	691
NeoGenomics, Inc. *	44,274	329
OmniAb, Inc. -12.50 Earnout Consideration * ,Æ	2,585	–
OmniAb, Inc. -15.00 Earnout Consideration * ,Æ	2,585	–
Omnicell, Inc. *	15,355	513
Organon & Co.	88,956	533
Pacira Biosciences, Inc. *	14,064	318
Pediatrix Medical Group, Inc. *	28,803	616
Perrigo Co. PLC	47,092	506
Phibro Animal Health Corp. - Class A	7,076	391
Prestige Consumer Healthcare, Inc. *	16,192	960
Privia Health Group, Inc. *	39,542	813
Progyny, Inc. *	27,428	466
Protagonist Therapeutics, Inc. *	20,105	2,119
PTC Therapeutics, Inc. *	27,469	1,871
QuidelOrtho Corp. *	23,245	382
RadNet, Inc. *	23,832	1,332
Sarepta Therapeutics, Inc. *	35,851	780
Schrodinger, Inc. *	18,924	215
Select Medical Holdings Corp.	37,702	614
STAAR Surgical Co. *	17,018	318
Supernus Pharmaceuticals, Inc. *	19,619	1,014
Tandem Diabetes Care, Inc. *	23,197	445
Teleflex, Inc.	15,121	1,809
TG Therapeutics, Inc. *	46,516	1,545
TransMedics Group, Inc. *	11,692	1,162
UFP Technologies, Inc. *	2,639	511
US Physical Therapy, Inc.	5,201	390
Veracyte, Inc. *	27,047	871
Vericel Corp. *	17,303	557
Vir Biotechnology, Inc. *	38,617	346
Waystar Holding Corp. *	39,264	947

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Xencor, Inc. *	24,549	296
Total		58,345

Industrials (17.5%)
AAR Corp. *	13,312	1,457
ABM Industries, Inc.	20,051	772
Air Lease Corp.	36,034	2,340
Alamo Group, Inc.	3,685	608
Albany International Corp.	9,819	513
Allegiant Travel Co. *	4,641	376
Amentum Holdings, Inc. *	52,579	1,371
American Woodmark Corp. *	5,013	200
Apogee Enterprises, Inc.	7,412	249
ArcBest Corp.	7,648	752
Arcosa, Inc.	16,727	1,775
Argan, Inc.	4,746	2,585
Armstrong World Industries, Inc.	14,756	2,432
ASGN, Inc. *	14,610	566
Astec Industries, Inc.	7,762	418
AZZ, Inc.	10,215	1,278
Boise Cascade Co.	12,675	961
Brady Corp. - Class A	14,929	1,213
Casella Waste Systems, Inc. - Class A *	21,384	1,697
CoreCivic, Inc. *	34,232	647
CSG Systems International, Inc.	9,241	739
CSW Industrials, Inc.	5,635	1,468
Deluxe Corp.	15,401	424
DNOW, Inc. *	63,519	756
DXP Enterprises, Inc. *	4,345	607
Enerpac Tool Group Corp.	18,057	659
EnPro, Inc.	7,186	1,801
Enviri Corp. *	27,595	541
ESCO Technologies, Inc.	8,848	2,490
Everus Construction Group, Inc. *	17,450	2,060
Federal Signal Corp.	20,767	2,246
Forward Air Corp. *	7,737	129
Franklin Electric Co., Inc.	13,097	1,207
Gates Industrial Corp. PLC *	86,855	1,964
The GEO Group, Inc. *	46,778	786
Gibraltar Industries, Inc. *	10,108	403
Granite Construction, Inc.	14,837	1,779
The Greenbrier Cos., Inc.	10,568	556
Griffon Corp.	13,390	973

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Hayward Holdings, Inc. *	68,261	913
Healthcare Services Group, Inc. *	24,104	447
Heartland Express, Inc.	15,720	163
Hertz Global Holdings, Inc. *	42,786	197
HNI Corp.	23,726	792
Hub Group, Inc. - Class A	20,727	747
Insperity, Inc.	12,215	330
Insteel Industries, Inc.	6,682	225
Interface, Inc.	19,981	498
JBT Marel Corp.	17,780	2,274
JetBlue Airways Corp. *	100,194	443
Kadant, Inc.	4,029	1,178
Kennametal, Inc.	26,071	942
Korn Ferry	17,783	1,119
Legalzoom.com, Inc. *	39,119	222
Lindsay Corp.	3,577	426
Liquidity Services, Inc. *	8,021	245
Lyft, Inc. - Class A *	136,205	1,812
ManpowerGroup, Inc.	15,763	464
Marten Transport, Ltd.	19,422	255
Masterbrand, Inc. *	43,398	361
Matson, Inc.	10,668	1,749
Mercury Systems, Inc. *	18,068	1,317
MillerKnoll, Inc.	23,354	338
Mueller Water Products, Inc.	53,503	1,471
MYR Group, Inc. *	5,296	1,495
National Presto Industries, Inc.	1,820	249
OPENLANE, Inc. *	36,357	1,060
Paycom Software, Inc.	16,715	2,032
Pitney Bowes, Inc.	50,665	560
Powell Industries, Inc.	3,240	1,753
Primoris Services Corp.	18,458	2,640
Proto Labs, Inc. *	8,102	462
Quanex Building Products Corp.	15,740	283
Resideo Technologies, Inc. *	47,127	1,589
Robert Half, Inc.	34,004	864
Rush Enterprises, Inc. - Class A	20,750	1,372
RXO, Inc. *	56,175	821
Schneider National, Inc. - Class B	17,051	449
SkyWest, Inc. *	13,722	1,260
Standex International Corp.	4,146	1,057
Sun Country Airlines Holdings, Inc. *	18,353	303
Sunrun, Inc. *	79,395	1,077
Tennant Co.	6,180	410

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Titan International, Inc. *	16,474	114
Trinity Industries, Inc.	27,436	883
UniFirst Corp.	4,968	1,250
Upwork, Inc. *	44,702	490
Verra Mobility Corp. *	54,589	780
Vestis Corp. *	38,583	303
VSE Corp.	9,852	1,817
Werner Enterprises, Inc.	20,434	601
WillScot Holdings Corp.	62,252	1,081
Zurn Elkay Water Solutions Corp.	50,691	2,273
Total		92,054

Information Technology (12.9%)
A10 Networks, Inc.	24,452	565
ACI Worldwide, Inc. *	35,123	1,440
ACM Research, Inc. - Class A *	18,226	717
Adeia, Inc.	37,465	900
Agilysys, Inc. *	8,748	622
Alarm.com Holdings, Inc. *	17,050	736
Alpha & Omega Semiconductor, Ltd. *	8,451	187
Arlo Technologies, Inc. *	36,259	516
Axcelis Technologies, Inc. *	10,503	978
Badger Meter, Inc.	10,083	1,536
Benchmark Electronics, Inc.	12,216	685
BlackLine, Inc. *	17,094	632
Box, Inc. *	48,994	1,158
Bread Financial Holdings, Inc.	15,088	1,130
Calix, Inc. *	20,636	1,011
CleanSpark, Inc. *	87,493	745
Clear Secure, Inc. - Class A	30,333	1,468
Cohu, Inc. *	15,851	485
Corsair Gaming, Inc. *	16,186	90
CTS Corp.	9,889	472
Digi International, Inc. *	12,796	617
DigitalOcean Holdings, Inc. *	27,157	2,329
Diodes, Inc. *	15,697	1,071
DXC Technology Co. *	58,081	730
Enphase Energy, Inc. *	44,772	1,693
ePlus, Inc.	8,945	673
Extreme Networks, Inc. *	45,945	693
FormFactor, Inc. *	26,521	2,572
Grid Dynamics Holdings, Inc. *	22,738	130
Harmonic, Inc. *	38,044	342
Ichor Holdings, Ltd. *	11,752	548
Impinj, Inc. *	9,188	944

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Insight Enterprises, Inc. *	10,604	711
Itron, Inc. *	15,672	1,405
Knowles Corp. *	29,073	747
Kulicke and Soffa Industries, Inc.	17,905	1,177
Life360, Inc. *	26,821	1,095
LiveRamp Holdings, Inc. *	21,589	573
MARA Holdings, Inc. *	129,376	1,056
MaxLinear, Inc. *	27,809	484
Mirion Technologies, Inc. *	83,713	1,556
N-able, Inc. *	25,157	117
Napco Security Technologies, Inc.	12,203	481
NCR Voyix Corp. *	47,415	300
NetScout Systems, Inc. *	23,468	746
OSI Systems, Inc. *	5,298	1,407
PC Connection, Inc.	3,847	225
PDF Solutions, Inc. *	10,893	356
Penguin Solutions, Inc. *	16,370	288
Photronics, Inc. *	20,209	817
Plexus Corp. *	9,149	1,853
Power Integrations, Inc.	18,990	972
Progress Software Corp. *	14,407	370
Q2 Holdings, Inc. *	21,348	1,010
Qorvo, Inc. *	28,820	2,231
Ralliant Corp.	38,596	1,605
RingCentral, Inc. - Class A	25,939	965
Rogers Corp. *	5,679	609
Sanmina Corp. *	18,683	2,422
ScanSource, Inc. *	6,766	246
Semtech Corp. *	31,661	2,434
SolarEdge Technologies, Inc. *	20,460	1,044
Sprinklr, Inc. - Class A *	41,791	251
SPS Commerce, Inc. *	12,900	718
Teradata Corp. *	31,886	817
Ultra Clean Holdings, Inc. *	15,529	966
Veeco Instruments, Inc. *	20,630	698
ViaSat, Inc. *	46,473	2,128
Viavi Solutions, Inc. *	79,167	2,635
Vishay Intertechnology, Inc.	42,256	761
The Western Union Co.	108,751	949
Total		67,640

Materials (5.2%)
Alpha Metallurgical Resources, Inc. *	3,695	759
Balchem Corp.	11,060	1,875
Celanese Corp.	37,466	2,464

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Materials continued
Century Aluminum Co. *	18,202	1,068
The Chemours Co.	51,286	1,130
Eastman Chemical Co.	38,963	2,974
Element Solutions, Inc.	77,718	2,653
FMC Corp.	42,742	736
H.B. Fuller Co.	18,587	1,146
Hawkins, Inc.	7,151	1,098
Ingevity Corp. *	12,306	877
Innospec, Inc.	8,482	619
Kaiser Aluminum Corp.	5,493	662
Koppers Holdings, Inc.	6,786	263
Materion Corp.	7,094	1,026
Metallus, Inc. *	12,133	198
Minerals Technologies, Inc.	10,580	750
O-I Glass, Inc. *	52,140	548
Quaker Chemical Corp.	4,688	582
Sealed Air Corp.	50,386	2,119
Sensient Technologies Corp.	14,536	1,257
Stepan Co.	7,356	368
Sylvamo Corp.	11,326	478
Warrior Met Coal, Inc.	17,986	1,675
Worthington Steel, Inc.	11,057	336
Total		27,661

Real Estate (6.1%)
Acadia Realty Trust	44,849	857
American Assets Trust, Inc.	16,202	298
Apple Hospitality REIT, Inc.	75,302	867
Centerspace	5,685	327
Curbline Properties Corp.	33,155	855
Cushman & Wakefield, Ltd. *	79,248	972
DiamondRock Hospitality Co.	69,712	653
Douglas Emmett, Inc.	56,930	536
Easterly Government Properties, Inc.	14,983	321
Essential Properties Realty Trust, Inc.	71,800	2,180
eXp World Holdings, Inc.	30,682	184
Four Corners Property Trust, Inc.	37,557	888
Getty Realty Corp.	18,831	599
Global Net Lease, Inc.	67,162	629
Highwoods Properties, Inc.	37,625	806
Innovative Industrial Properties, Inc.	9,563	480
JBG SMITH Properties	20,159	294
Kennedy-Wilson Holdings, Inc.	40,942	443
LTC Properties, Inc.	16,299	606

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
LXP Industrial Trust	20,220	935
The Macerich Co.	87,402	1,652
Marcus & Millichap, Inc.	8,062	214
Medical Properties Trust, Inc.	168,769	781
Millrose Properties, Inc. - Class A	52,748	1,477
NexPoint Residential Trust, Inc.	7,505	188
OUTFRONT Media, Inc.	49,782	1,319
Pebblebrook Hotel Trust	38,867	491
Phillips Edison & Co., Inc.	42,972	1,608
Ryman Hospitality Properties, Inc.	21,557	1,989
Safehold, Inc.	15,525	210
Saul Centers, Inc.	4,291	140
SL Green Realty Corp.	24,349	899
The St. Joe Co.	13,632	856
Sunstone Hotel Investors, Inc.	64,910	585
Tanger, Inc.	39,296	1,335
Terreno Realty Corp.	35,642	2,189
Universal Health Realty Income Trust	4,391	178
Urban Edge Properties	43,111	861

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Veris Residential, Inc.	27,757	524
Whitestone REIT	15,456	250
Xenia Hotels & Resorts, Inc.	32,405	481
Total		31,957

Utilities (2.3%)
American States Water Co.	13,242	1,001
Avista Corp.	27,846	1,118
California Water Service Group	20,386	924
Chesapeake Utilities Corp.	8,091	1,022
Clearway Energy, Inc. - Class A	11,839	464
Clearway Energy, Inc. - Class C	29,032	1,141
H2O America	12,779	750
Hawaiian Electric Industries, Inc. *	59,065	877
MDU Resources Group, Inc.	69,930	1,449
MGE Energy, Inc.	12,499	966
Middlesex Water Co.	6,271	326
Northwest Natural Holding Co.	14,198	756
Otter Trail Corp.	14,337	1,258
Unitil Corp.	6,054	316
Total		12,368

Total Common Stocks (Cost: $451,329)		522,129

Short-Term Investments (0.0%)	Shares/ Par +	Value $ (000’s)
Governments (0.0%)
US Treasury Bill 0.000%, 5/7/26 ß	266,000	265
Total		265

Total Short-Term Investments (Cost: $265)		265

Total Investments (99.3%) (Cost: $451,594)@		522,394

Other Assets, Less Liabilities (0.7%)		3,496

Net Assets (100.0%)		525,890

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)		Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Future	Long	USD	–	π	11	6/26	$1,382	$(2)	$57
E-Mini S&P MidCap 400 Future	Long	USD	1		7	6/26	2,378	17	57

								$15	$114

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$—	$114	$114	$—	$—	$—	$—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
ß	Part or all of the security has been pledged as collateral.

Index 600 Stock Portfolio

@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $451,594 and the net unrealized appreciation of investments based on that cost was $70,815 which is comprised of $132,757 aggregate gross unrealized appreciation and $61,942 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$522,129	$—	$—
Short-Term Investments	—	265	—
Other Financial Instruments^
Futures	17	—	—

Total Assets:	$522,146	$265	$—

Liabilities:
Other Financial Instruments^
Futures	(2)	—	—

Total Liabilities:	$(2)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2026.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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